Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Lab equipment	$3,106	$3,106
Production equipment	2,250	2,249
Computer equipment	654	648
Office equipment	102	102
Total	6,112	6,105
Less: Accumulated depreciation	(4,976)	(4,830)
Property and equipment, net	$1,136	$1,275

Property and equipment consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Lab equipment	$3,106	$2,750
Production equipment	2,249	1,508
Computer equipment	648	648
Office equipment	102	102
Total	6,105	5,008
Less: Accumulated depreciation	(4,830)	(4,657)
Property and equipment, net	$1,275	$351